Employee Benefit Plans - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,200,000	$ 1,200,000
Expected duration of returns for the plan	20 years
Estimated future employer contributions in next fiscal year	$ 53,200
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts amortized	13,400
Fair value of plan assets	837,322	838,551	$ 878,823
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts amortized		1,300
Fair value of plan assets	0	$ 0	$ 0
United States postretirement benefit plans of US entity, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 697,400
United States postretirement benefit plans of US entity, defined benefit [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations range minimum	40.00%
Target plan asset allocations range maximum	44.00%
United States postretirement benefit plans of US entity, defined benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations range minimum	48.00%
Target plan asset allocations range maximum	52.00%
United States postretirement benefit plans of US entity, defined benefit [Member] | Other Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations range minimum	6.00%
Target plan asset allocations range maximum	10.00%
Foreign pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 139,900